PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 3,503,160	R$ 4,085,376
Fair value of plan assets	4,043,954	4,154,533
Net liabilities (assets)	540,794	69,157
Asset limitation	571,513	1,003,035	R$ 765,655
Current assets	(73,314)	(30,673)
Noncurrent assets	(83,732)	(43,375)
Current liabilities	31,027	31,588
Noncurrent liabilities	697,532	1,045,495
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,954,418	2,167,726
Fair value of plan assets	(3,158,617)	(3,233,947)
Net liabilities (assets)	1,204,199	1,066,221
Asset limitation	(91,892)	5,971	64,725
Current assets	(73,314)	(30,673)
Noncurrent assets	(83,732)	(43,375)
Current liabilities	8,678	8,683
Noncurrent liabilities	56,476	71,336
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,548,742	1,917,650
Fair value of plan assets	(885,337)	(920,586)
Net liabilities (assets)	(663,405)	(997,064)
Asset limitation	663,405	997,064	700,930
Current assets	0	0
Noncurrent assets	0	0
Current liabilities	22,349	22,905
Noncurrent liabilities	641,056	974,159
Effect of asset ceiling [member]
Reconciliation of assets and liabilities:
Asset limitation	1,112,307	1,072,192	1,483,618
Effect of asset ceiling [member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Reconciliation of assets and liabilities:
Asset limitation	1,112,307	1,072,192	1,368,814
Effect of asset ceiling [member] | Post-retirement health plans
Reconciliation of assets and liabilities:
Asset limitation	R$ 0	R$ 0	R$ 114,804